Cash Value of Life Insurance	12 Months Ended
Dec. 31, 2017
Investments, All Other Investments [Abstract]
Cash Value of Life Insurance

Note 8. Cash Value of Life Insurance

The Bank is owner and beneficiary of life insurance policies on certain employees and directors. Policy cash values totaled approximately $17.3 million, and $16.9 million at December 31, 2017 and 2016, respectively.